Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period	€ 223,678	€ 193,474
Additions	70,844	90,051
Depreciation expenses	(35,971)	(59,847)
Balance at end of period	258,551	223,678
Cumulative depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period	(125,373)	(65,526)
Depreciation expenses	(35,971)	(59,847)
Balance at end of period	(161,344)	(125,373)
Cumulative Costs [member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period	349,051	259,000
Additions	70,844	90,051
Balance at end of period	€ 419,895	€ 349,051